EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT	12 Months Ended
Dec. 31, 2022
Equity Purchase Agreement And Registration Rights Agreement
EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT

NOTE 9 - EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT

On May 3, 2021, the Company entered into an Equity Purchase Agreement (“EPL”) and Registration Rights Agreement with Peak One Opportunity Fund LP (“Peak One” or the “Investor”). For further information on EPL, refer to our 2021 Annual Report on Form 10-K filed with the SEC on April 15, 2022.

The Company filed a post-effective amendment Registration Statement on Form S-1 with the Commission on April 26, 2022, and the Form S-1 was declared effective on May 6, 2022. The Company filed the prospectus in this connection on May 11, 2022.

During the year ended December 31, 2022, the Company sold a total of 1,300,000 shares of Common Stock at prices ranging from $0.09 and $0.25 for total gross proceeds of approximately $0.2 million, net of issuance costs.

During the year ended December 31, 2021, the Company sold a total of 3,435,000 shares of Common Stock at prices ranging from $0.09 and $0.23 for total net proceeds of approximately $420,000.